UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue

Guilderland, New York 12084

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, New York 12084

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

A10 NETWORKS, INC.

Ticker Symbol:ATEN	Cusip Number:002121101
Record Date: 3/5/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect five directors.	For	Issuer	For	With
2.	Approve named officer compensation on an advisory basis.	For	Issuer	For	With
3.	Ratify the appointment of Armanino LLP as auditor.	For	Issuer	For	With

ADTRAN INC.

Ticker Symbol:ADTN	Cusip Number:00738A106
Record Date: 3/15/2021	Meeting Date: 5/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A -1F.	Elect six directors.	For	Issuer	For	With
2.	Non-binding approval of the executive compensation.	For	Issuer	For	With
3.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

ALLETE, INC

Ticker Symbol:ALE	Cusip Number:018522300
Record Date: 3/12/2021	Meeting Date: 5/11/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1J.	Elect Ten Directors.	For	Issuer	For	With
2.	Advisory vote to approve executive compensation.	For	Issuer	For	With
3.	Ratify the selection of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.

Ticker Symbol:MDRX	Cusip Number:01988P108
Record Date: 3/27/2021	Meeting Date: 5/25/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1I.	Elect nine directors.	For	Issuer	For	With
2.	Ratify the selection of Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Approve named executive officer compensation (non-binding advisory vote).	Against	Issuer	For	Against

ANTERO RESOURCES CORPORATION

Ticker Symbol:AR	Cusip Number:03674X106
Record Date: 4/20/2021	Meeting Date: 6/16/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With
2.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With
3.	Approve on an advisory basis, the compensation of named executive officers.	Against	Issuer	For	Against

ARDMORE SHIPPING CORPORATION

Ticker Symbol:ASC	Cusip Number:Y0207T100
Record Date: 4/13/2021	Meeting Date: 6/7/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With

BRIXMOR PROPERTY GROUP INC.

Ticker Symbol:BRX	Cusip Number:11120U105
Record Date: 2/10/2021	Meeting Date: 4/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.9	Elect nine directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve executive compensation (non-binding).	For	Issuer	For	With

CABOT OIL & GAS CORPORATION

Ticker Symbol:COG	Cusip Number:127097103
Record Date: 3/3/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the appointment of PWC as auditor.	For	Issuer	For	With
3.	Approve non binding advisory vote, the compensation of executive officers.	Against	Issuer	For	Against

CELESTICA INC.

Ticker Symbol:CLS	Cusip Number:15101Q108
Record Date: 3/12/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Ratify appointment of KPMG LLP as auditor.	For	Issuer	For	With
3.	Authorization to fix remuneration of the auditor.	For	Issuer	For	With
4.	Advisory resolution on executive compensation.	Against	Issuer	For	Against

CNO FINANCIAL GROUP, INC.

Ticker Symbol:CNO	Cusip Number:12621E103
Record Date: 3/9/2021	Meeting Date: 5/7/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1J.	Elect ten directors.	For	Issuer	For	With
2.	Approve, by non-binding advisory vote, the compensation of the Company's named executive officers.	Against	Issuer	For	Against
3.	Approve amended and restated shareholders rights plan.	For	Issuer	For	With
4.	Ratify the appointment of PriceWaterhouseCoopers LLP as auditor.	For	Issuer	For	With

CONDUENT INCORPORATED

Ticker Symbol:CNDT	Cusip Number:206787103
Record Date: 3/25/2021	Meeting Date: 5/25/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.8	Elect eight directors	For	Issuer	For	With
2.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve on an advisory basis, the 2020 compensation of named executive. officers.	For	Issuer	For	With
4.	Approve performance incentive plan.	For	Issuer	For	With

COVANTA HOLDING CORPORATION

Ticker Symbol:CVA	Cusip Number:22282E102
Record Date: 3/15/2021	Meeting Date: 5/13/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eleven directors.	For	Issuer	For	With
2.	Ratify appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With
3.	Advisory vote on executive compensation.	Against	Issuer	For	Against

EMCORE CORPORATION

Ticker Symbol:EMKR	Cusip Number:290846203
Record Date: 1/19/2021	Meeting Date: 3/19/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect five directors.	For	Issuer	For	With
2.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With
3.	Approve amended and restated equity incentive plan.	For	Issuer	For	With
4.	Approve on an advisory basis executive compensation.	For	Issuer	For	With

EMCORE CORPORATION (SPECIAL MEETING)

Ticker Symbol:EMKR	Cusip Number:290846203
Record Date: 4/8/2021	Meeting Date: 5/12/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Amendment to certificate of incorporation to authorize 50 million more shares.	For	Issuer	For	With
2.	Approve adjournment or postponements if necessary to solicit more proxies.	For	Issuer	For	With

GENWORTH FINANCIAL, INC.

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 4/1/2021	Meeting Date: 5/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve executive compensation on an advisory basis.	Against	Issuer	For	Against
3.	Approve 2021 Omnibus Incentive Plan.	For	Issuer	For	With
4.	Approve KPMG LLP as auditor.	For	Issuer	For	With

GENWORTH FINANCIAL, INC.

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 10/16/2020	Meeting Date: 12/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.	Elect nine directors.	For	Issuer	For	With
2.	Approve executive compensation on an advisory basis.	Against	Issuer	For	Against
3.	Approve KPMG LLP as auditor.	For	Issuer	For	With

GRAFTECH INTERNATIONAL LTD.

Ticker Symbol:EAF	Cusip Number:384313508
Record Date: 3/16/2021	Meeting Date: 5/13/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.3	Elect three directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP. as Auditor.	For	Issuer	For	With
3.	Approve named executive officer compensation.	For	Issuer	For	With

HARVARD BIOSCIENCE, INC.

Ticker Symbol:HBIO	Cusip Number:4622247
Record Date: 3/24/2021	Meeting Date: 6/18/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect one directors.	For	Issuer	For	With
2.	Ratify appointment of Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Amend stock option and incentive plan and increase number of authorized shares by 3,700,000.	For	Issuer	For	With
4.	Approve executive officer compensation.	For	Issuer	For	With

HILL INTERNATIONAL, INC.

Ticker Symbol:HIL	Cusip Number:431466101
Record Date: 4/23/2021	Meeting Date: 6/7/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect two directors.	For	Issuer	For	With
2.	Approve executive officer compensation.	For	Issuer	For	With
3.	Ratify Grant Thornton LLP. as auditor.	For	Issuer	For	With

HOSTESS BRANDS. INC.

Ticker Symbol:TWNK	Cusip Number:44109J106
Record Date: 5/1/2021	Meeting Date: 6/28/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Approve(Advisory) compensation of named executive officers.	For	Issuer	For	With
3.	Ratify selection of KPMG LLP as Auditor.	For	Issuer	For	With

INFINERA CORPORATION

Ticker Symbol:INFN	Cusip Number:45667G103
Record Date: 4/1/2021	Meeting Date: 5/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-1C.	Elect four directors.	For	Issuer	For	With
2.	Approve amendment to equity incentive plan.	For	Issuer	For	With
3.	Approve compensation of named executive officers.	Against	Issuer	For	Against
4.	Ratify the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With

INGLES MARKETS INCORPORATED

Ticker Symbol:IMKTA	Cusip Number:457030104
Record Date: 12/14/2020	Meeting Date: 2/9/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reelect two directors	For	Issuer	For	With
2.	Executive compensation.	For	Issuer	For	With
3.	Frequency of executive compensation vote.	For	Issuer	For	With
4.	Stockholder proposal on equal voting rights.	For	Stockholder	Against	Against

KNOWLES CORPORATION

Ticker Symbol:KN	Cusip Number:49926D109
Record Date: 3/1/2021	Meeting Date: 4/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A- 1I	Elect nine directors.	For	Issuer	For	With
2.	Ratify the appointment of PricewaterhouseCoopers LLP as independent auditor.	For	Issuer	For	With
3.	Approve executive compensation.	For	Issuer	For	With

LAZARD LTD.

Ticker Symbol:LAZ	Cusip Number:G54050102
Record Date: 3/4/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Advisory vote on executive compensation.	Against	Issuer	For	Against
3.	Approve amendment to equity incentive plan.	For	Issuer	For	With
4.	Ratify the selection of Deloitte & Touche LLP. as auditor.	For	Issuer	For	With

MANITEX INTERNATIONAL, INC.

Ticker Symbol:MNTX	Cusip Number:563420108
Record Date: 4/9/2021	Meeting Date: 6/3/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the appointment of Grant Thornton LLP as auditor.	For	Issuer	For	With
3.	Advisory vote to approve compensation of named executive officers.	For	Issuer	For	With

MGIC INVESTMENT CORPORATION

Ticker Symbol:MTG	Cusip Number:552848103
Record Date: 3/12/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect twelve directors.	For	Issuer	For	With
2.	Advisory vote to approve named officer compensation.	Against	Issuer	For	Against
3.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

MR COOPER GROUP INC.

Ticker Symbol:COOP	Cusip Number:63861C109
Record Date: 3/16/2021	Meeting Date: 5/13/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.A-1I	Elect nine directors.	For	Issuer	For	With
2.	Advisory vote to approve executive compensation.	Against	Issuer	For	Against
3.	Ratify Ernst & Young LLP as auditor.	For	Issuer	For	With

MYERS INDUSTRIES, INC

Ticker Symbol:MYE	Cusip Number:628464109
Record Date: 3/5/2021	Meeting Date: 4/29/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eleven directors.	For	Issuer	For	With
2	Amend Bylaws (Majority voting for directors).	For	Issuer	For	With
3	Amend Bylaws (Majority voting for shareholder approval matters).	For	Issuer	For	With
4	Approve adoption of performance bonus plan.	For	Issuer	For	With
5.	Approve executive compensation (non binding).	For	Issuer	For	With
6.	Ratify the appointment of Ernst & Young LLP as auditor.	For	Issuer	For	With

NATIONAL WESTERN LIFE GROUP, INC.

Ticker Symbol:NWLI	Cusip Number:638517102
Record Date: 4/20/2021	Meeting Date: 6/18/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	Against	Issuer	For	Against
2.	Ratify the appointment of BKD, LLP as auditor.	For	Issuer	For	With

OFFICE DEPOT, INC.

Ticker Symbol:ODP	Cusip Number:676220106
Record Date: 2/25/2021	Meeting Date: 4/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A -1J.	Elect ten directors.	For	Issuer	For	With
2.	Ratify the appointment of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve long term incentive plan.	For	Issuer	For	With
4.	Advisory vote approving executive compensation.	Against	Issuer	For	Against

OLD REPUBLIC INTERNATIONAL CORPORATION

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/21/2021	Meeting Date: 5/28/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect four directors.	For	Issuer	For	With
2.	Ratify KPMG LLP as auditor.	For	Issuer	For	With
3.	Approve advisory vote on executive compensation.	For	Issuer	For	With

OWENS-ILLINOIS, INC.

Ticker Symbol:OI	Cusip Number:690768403
Record Date: 3/15/2021	Meeting Date: 5/11/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect twelve directors.	For	Issuer	For	With
2.	Ratify Ernst & Young LLP as auditor for FY 2019.	For	Issuer	For	With
3.	Approve incentive compensation.	For	Issuer	For	With
4.	Advisory vote on named executive officer compensation.	Against	Issuer	For	Against

PACTIV EVERGREEN INC.

Ticker Symbol:PTVE	Cusip Number:6952K105
Record Date: 4/23/2021	Meeting Date: 6/15/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Six directors.	For	Issuer	For	With
2.	Ratify PriceWaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve a non-binding advisory resolution approving named executive officer compensation.	For	Issuer	For	With
4.	Approve frequency of Advisory vote on Compensation.	For	Issuer	For	With

PHOTRONICS, INC.

Ticker Symbol:PLAB	Cusip Number:719405102
Record Date: 2/16/2021	Meeting Date: 3/21/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect six directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With
3.	Approve executive compensation (non binding)	For	Issuer	For	With

SANMINA CORPORATION

Ticker Symbol:SANM	Cusip Number:801056102
Record Date: 1/21/2021	Meeting Date: 3/15/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1H.	Elect eight directors.	For	Issuer	For	With
2.	Ratify the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Approve, on an advisory (non-binding) basis, executive officer compensation.	Against	Issuer	For	Against
4.	Approve amendment to the 2019 Equity Incentive Plan.	For	Issuer	For	With

SEABOARD CORPORATION

Ticker Symbol:SEB	Cusip Number:811543107
Record Date: 2/26/2021	Meeting Date: 4/26/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect four directors.	Against	Issuer	For	Against
2.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With
3.	Shareholder Proposal regarding California proposition 12	Against	Stockholder	Against	With

SIRIUSPOINT LTD

Ticker Symbol:SPNT	Cusip Number:G8192H106
Record Date: 4/13/2021	Meeting Date: 5/19/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect three directors.	For	Issuer	For	With
2.	Approve non binding advisory vote on executive compensation.	For	Issuer	For	With
3.	Approve the frequency of Say on Pay votes.	For	Issuer	For	With
4.	Approve the appointment of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With

STEWART INFORMATION SERVICES CORPORATION

Ticker Symbol:STC	Cusip Number:860372101
Record Date: 4/1/2021	Meeting Date: 5/27/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect nine directors.	For	Issuer	For	With
2.	Advisory approval regarding named executive officers compensation.	For	Issuer	For	With
3.	Ratify the appointment of KPMG LLP as auditor.	For	Issuer	For	With

THIRD POINT REINSURANCE LTD

Ticker Symbol:TPRE	Cusip Number:G8827U100
Record Date: 10/8/2020	Meeting Date: 11/23/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Approve share issuance and preference share conversion.	For	Issuer	For	With
2.	Approve share issuance.	For	Issuer	For	With
3.	Approve By Law changes.	For	Issuer	For	With
4.	Approve By Law changes.	For	Issuer	For	With
5.	Approve By Law changes.	For	Issuer	For	With
6.	Approve By Law changes.	For	Issuer	For	With

TIPTREE INC.

Ticker Symbol:TIPT	Cusip Number:88822Q103
Record Date: 4/16/2021	Meeting Date: 6/8/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors.	For	Issuer	For	With
2.	Ratify the selection of Deloitte & Touche LLP as auditor.	For	Issuer	For	With

TRUSTCO BANK CORP NY

Ticker Symbol:TRST	Cusip Number:898349105
Record Date: 4/22/2021	Meeting Date: 5/20/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A -1F.	Elect six directors.	For	Issuer	For	With
2.	Approve executive compensation (non-Binding).	Against	Issuer	For	Against
3.	Approve reverse stock split.	For	Issuer	For	With
4.	Ratify the selection of Crowe LLP as Auditor.	For	Issuer	For	With

UNDER ARMOUR, INC.

Ticker Symbol:UAA	Cusip Number:904311107
Record Date: 2/26/2021	Meeting Date: 5/13/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.9	Elect nine directors.	For	Issuer	For	With
2.	Approve Executive compensation.	Against	Issuer	For	Against
3.	Ratify Auditor.	For	Issuer	For	With

UNISYS CORPORATION

Ticker Symbol:UIS	Cusip Number:909214306
Record Date: 3/8/2021	Meeting Date: 4/23/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1K.	Elect eleven directors.	For	Issuer	For	With
2.	Ratify the selection of PricewaterhouseCoopers LLP as auditor.	For	Issuer	For	With
3.	Advisory vote approving executive compensation.	For	Issuer	For	With

VISTA OUTDOOR INC.

Ticker Symbol:VSTO	Cusip Number:928377100
Record Date: 6/11/2020	Meeting Date: 8/4/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1g.	Elect seven directors.	For	Issuer	For	With
2.	Approve named executive officer compensation.	For	Issuer	For	With
3	Ratify the appointment of Deloitte & Touche LLP as Auditor.	For	Issuer	For	With
4.	Approve the 2020 Stock Incentive Plan.	For	Issuer	For	With

WILLIAMS INDUSTRIAL SERVICES GROUP INC.

Ticker Symbol:WLMS	Cusip Number:96951A104
Record Date: 4/22/2021	Meeting Date: 6/9/2021
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	Elect six directors.	For	Issuer	For	With
2.	Ratify Moss Adams LLP as auditor.	For	Issuer	For	With
3.	Advisory vote on executive compensation.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 10, 2021

*Print the name and title of each signing officer under his or her signature.